COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Tables Abstract
Lease deposits
In Thousands of US Dollars
Location	Current	Non-Current
Bahamas	$7	$-
California	16
New Jersey	-	17
Total	$23	$17

Lease payments net of executory costs
In Thousands of US Dollars
Location	Amount
Quebec	$5
California	7
New Jersey	10
Total	$22

Minimum lease payments under non-cancelable operating leases
In Thousands of US Dollars
Payment Term	Amount
Less than one year	$261
Between one and five years	134
More than five years	-
Total	$395